Discontinued operations and disposal groups - Discontinued operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025		Feb. 11, 2026
Discontinued operations and disposal groups
Revenue	$ 415.4	$ 392.1	[1]
Cost of sales	(183.6)	(173.8)	[1]
Administrative expenses	(120.7)	(52.7)	[1]
Other income	0.2	0.2	[1]
Operating income	111.3	165.8	[1]
Finance income	116.6	18.3	[1]
Finance costs	(110.7)	(93.1)	[1]
Income before income tax	117.2	91.0	[1]
Tax benefit/(expense):
Loss from discontinued operation	9.9	(16.2)	[1]
Other comprehensive income:
Exchange differences on translation of foreign operations	(34.8)	75.2	[1]
Other comprehensive (loss)/income for the period, net of taxes	(34.8)	75.2	[1]
Discontinued operations
Discontinued operations and disposal groups
Revenue	51.8	47.5
Cost of sales	(6.6)	(39.9)
Administrative expenses	(8.1)	(10.8)
Impairment of held for sale non-current assets	(29.9)	0.0
Other income		0.4
Operating income	7.2	(2.8)
Finance income	9.9	2.2
Finance costs	(14.3)	(21.2)
Income before income tax	2.8	(21.8)
Tax benefit/(expense):
Related to pre tax income from the ordinary activities	0.1	5.6
Related to remeasurement to fair value less costs to sell	7.0
Loss from discontinued operation	9.9	(16.2)
Other comprehensive income:
Exchange differences on translation of foreign operations	31.9	74.6
Other comprehensive (loss)/income for the period, net of taxes	31.9	74.6
Total comprehensive income/(loss) for the year	41.8	58.4
Net cashflow from operating activities	35.0	27.2
Net cashflow from investing activities	(15.9)	(26.1)
Net cash (used in)/from financing activities	(12.3)	(30.6)
Net decrease in cash by the discontinued operation	$ 6.8	$ (29.5)
I-Systems Solues de Infraestrutura S.A.
Discontinued operations and disposal groups
Agreed to sell equity interest				51.00%

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.